Subsequent Events	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
35.
SUBSEQUENT EVENTS

We have evaluated subsequent events through the filing of this annual report on form 20-F, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements.